Other Receivables and Other Current Assets - Schedule of Other Receivables and Other Current Assets (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Schedule of Other Receivables and Other Current Assets [Abstract]
Deposit	$ 18,879	$ 26,935
Other receivables	632,373	13,087
VAT deductibles	45,863	140,944
Export tax rebate receivable	39,818	75,639
Cash advanced to employees	334,550	51,343
Advances to suppliers	3,931,712	7,144,369
Others	472
Total prepayments and other current assets	$ 5,003,667	$ 7,452,317